UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     (212) 896-2520

Signature, Place, and Date of Signing:

     James Crichton     New York, NY     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $1,449,672 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    93480  2400000 SH       Other                 2400000        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104   173425  3318505 SH       Other                 3318505        0        0
CANADIAN NAT RES LTD           COM              136385101   167761  3039700 SH       Other                 3039700        0        0
LAMAR ADVERTISING CO           CL A             512815101   274720  4362720 SH       Other                 4362720        0        0
LANDSTAR SYS INC               COM              515098101   152560  3328095 SH       Other                 3328095        0        0
MASTERCARD INC                 CL A             57636Q104   283732  2670670 SH       Other                 2670670        0        0
NII HLDGS INC                  CL B NEW         62913F201    91241  1230000 SH       Other                 1230000        0        0
SPECTRA ENERGY CORP            COM              847560109   173315  6597440 SH       Other                 6597440        0        0
TYCO INTL LTD NEW              CALL             902124906    39438  1250000 SH  CALL Other                 1250000        0        0